SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 620	¥ 4,262	¥ 3,475
Other current assets	78	540	329
Total current assets	1,014	6,974	5,761
Other assets	69	471	365
Long-term investments	895	6,152	2,362
Total assets	3,490	23,993	17,508
Current liabilities:
Short-term debt	138	948	131
Dividends payable	96	658
Amount due to related parties	11	75	37
Accrued expenses and other current liabilities	233	1,607	1,249
Total current liabilities	868	5,969	3,771
Long-term debt	1,282	8,812	4,922
Total liabilities	2,571	17,674	11,274
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 294,040,234 and 296,597,888 shares issued as of December 31, 2017 and 2018, and 280,518,358 and 283,076,012 shares outstanding as of December 31, 2017 and 2018, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(16)	(107)	(107)
Additional paid-in capital	540	3,713	3,624
Retained earnings	380	2,610	2,513
Accumulated other comprehensive income (loss)	(6)	(42)	168
Total equity	898	6,174	6,198
Total liabilities and equity	3,490	23,993	17,508
Parent Company
Current assets:
Cash and Cash Equivalents, at Carrying Value	101	695	557
Short-term investments	13	89	130
Other current assets	4	29	37
Total current assets	118	813	724
Other assets	2	11	33
Investment in subsidiaries	1,957	13,454	10,062
Long-term investments			780
Total assets	2,077	14,278	11,599
Current liabilities:
Short-term debt			131
Dividends payable	96	658
Amount due to related parties	69	477	313
Accrued expenses and other current liabilities	8	54	35
Total current liabilities	173	1,189	479
Long-term debt	1,006	6,915	4,922
Total liabilities	1,179	8,104	5,401
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 294,040,234 and 296,597,888 shares issued as of December 31, 2017 and 2018, and 280,518,358 and 283,076,012 shares outstanding as of December 31, 2017 and 2018, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2017 and 2018, respectively)	(16)	(107)	(107)
Additional paid-in capital	540	3,713	3,624
Retained earnings	380	2,610	2,513
Accumulated other comprehensive income (loss)	(6)	(42)	168
Total equity	898	6,174	6,198
Total liabilities and equity	$ 2,077	¥ 14,278	¥ 11,599